Income Tax and Taxes Payable - Schedule of Provision for Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision for Income Tax [Abstract]
Current income tax expense	$ 19,050	$ 28,530	$ 26,421
Deferred income tax expense			5,818
Total income tax expense	$ 19,050	$ 28,530	$ 32,239